MEZZANINE EQUITY AND WARRANT LIABILITIES	12 Months Ended
Dec. 31, 2022
MEZZANINE EQUITY AND WARRANT LIABILITIES
MEZZANINE EQUITY AND WARRANT LIABILITIES

17.MEZZANINE EQUITY AND WARRANT LIABILITIES

Insurance of convertible preferred shares and warrants

On December 28, 2020, KAH entered into a definitive securities purchase agreement with U.S. based KX Ventures 4 LLC (the “Investor”) and completed the initial closing on December 29, 2020.

Pursuant to the agreement, the Investor will invest $6,000 in newly designated Series A convertible preferred shares (the “Series A Preferred Shares”) of KAH. The first $3,000 of the investment closed on December 29, 2020 (the “First Closing”). The Series A Preferred Shares are convertible into 1,000,000 ordinary shares of KAH’s at a conversion price of $3.00, subject to customary adjustments. Pursuant to the Purchase Agreement, the Investor will also receive warrants to subscribe for KAH’s ordinary shares at an exercise price of $3.00 per share.

In connection with the issuance of 3,000 convertible preferred shares at the First Closing, 1,500,000 Series A Warrants, 1,333,333, Series B Warrants and 2,000,000 Series C Warrants (collectively the “Warrants”) were issued to the Investor, with each warrant provided the holder the right to subscribe for KAH’s ordinary shares at an exercise price of $3.00 per share. Series A and Series B Warrants are immediately exercisable, and Series C Warrants are exercisable upon exercise and in proportion to the number of Series B Warrants exercised. Series A, B and C warrants expire on December 29, 2027, August 29, 2024 and June 29, 2028, respectively.

The Series A Preferred Shares and Warrants are bundled transactions, which were considered as equity-linked instruments. The management has determined that there was beneficial conversion feature attributable to the preferred shares because the initial effective conversion prices of these preferred shares were lower than the fair value of KAH’s ordinary shares at the relevant commitment dates, and the effect of beneficial conversion feature was recognized in additional paid-in capital.

The Group classified the Series A Preferred Shares as mezzanine equity instead of permanent equity on the consolidated balance sheets since they were contingently redeemable upon the occurrence of the redemption event, that is if the Volume-weighted average price is less than $3.00 on the 54-month anniversary of the applicable Original Issue Date (December 29, 2020) and expired in 2025, which is outside the Group’s control. The fair value allocated to the Series A Preferred Shares was $1,310 at the date of the First Closing. The Warrants are classified as a liability and the fair value allocated to warrants was $1,690 as of the date of the First Closing.

The Group accrete changes in the redemption value over the period from the date of issuance to the earliest redemption date (June 1, 2025) of the instrument using the interest method. In August 2021, total Series A preferred Shares of $3,000 were converted at conversion price of $3.00 into 1,089,145 ordinary shares of the Company.

The Warrants were classified as the warrant liability on the issuance date and as of December 31, 2020, 2021 and 2022, which was re-measured at fair value of $24 as of December 31, 2022, and will be re-measured at each reporting period until the warrants are exercised or expire and any changes will be recognized in the statement of operations. No warrants were exercised as of December 31, 2022.

17.MEZZANINE EQUITY AND WARRANT LIABILITIES-CONTINUED

	As of December 31, 2021
	Series A Warrant	Series B Warrant	Series C Warrant
Risk-free rate of return	1.41%	0.24%	1.46%
Estimated volatility rate	45.82%	50.55%	46.99%
Dividend yield	—%	—%	—%
Spot price of underling ordinary share	1.14	1.14	1.14
Exercise price	$3	$3	$3
Fair value of warrant	$335	$3	$2

	As of December 31, 2022
	Series A Warrant	Series B Warrant	Series C Warrant
Risk-free rate of return	4.12%	4.53%	4.12%
Estimated volatility rate	55.29%	54.43%	54.38%
Dividend yield	0%	0%	0%
Spot price of underling ordinary share	0.29	0.29	0.29
Exercise price	$3	$3	$3
Fair value of warrant	$24	$—	$—